Note 10 - 2022 Convertible Note Offering (Details Textual)			12 Months Ended
	Jul. 07, 2022 USD ($) $ / shares shares	Feb. 17, 2021 shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 USD ($)	Nov. 06, 2020 USD ($) $ / shares	Jun. 04, 2020 USD ($) $ / shares
Stock Issued During Period, Shares, New Issues | shares		215,625
Percentage of Principal Amount	15.00%
Proceeds from Issuance of Convertible Notes, Common Stock and Warrants, Gross	$ 3,500,000
Debt Issuance Costs, Gross	775,000
Placement Agents Fees	$ 555,000
Proceeds from Convertible Debt			$ 0	$ 1,050,000
Inducement Shares 2022 [Member]
Proceeds from Issuance or Sale of Equity, Total			$ 314,523
Securities Purchase Agreement [Member]
Stock Issued During Period, Shares, New Issues | shares	63,833
Notes 2022 [Member]
Proceeds from Issuance of Private Placement	$ 2,000,000
Placement Agent 2022 [Member]
Percentage of Gross Proceeds from Issuance of Private Placement			1000.00%
Reimbursement of Non-accountable Banking Fees			$ 58,000
Placement Agent 2022 [Member] | Certain Investors [Member]
Payments of Stock Issuance Costs			240,000
Private Placement Notes [Member]
Proceeds from Issuance of Private Placement	$ 1,100,000
Warrant Shares [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	425,554
Placement Agent Warrant 2022 [Member]
Warrants and Rights Outstanding	$ 220,000
Warrant 2022 [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 9.94
Long-Term Debt, Total			$ 1,470,133
Warrant 2022 [Member] | Maximum [Member]
Ownership Limitation	9.99%
Placement Agent 2022 [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares			31,510
Placement Agent Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares			5,358
Warrants and Rights Outstanding			$ 219,894
Notes 2022 [Member]
Debt Instrument, Face Amount	$ 4,230,000
Debt Instrument, Unamortized Discount, Total	$ 705,000
Debt Instrument, Interest Rate, Stated Percentage	10.00%
Debt Instrument, Interest Rate for Amount of Principal or Interest Not Paid When Due	18.00%
Debt Instrument, Convertible, Conversion Price | $ / shares	$ 9.14
Debt Instrument, Convertible, Number of Equity Instruments	76,563
Interest Payable			119,000
Interest Expense, Debt, Total			421,000
Accretion of Debt Discount			302,000
Long-Term Debt, Total			2,362,273
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net, Total			2,567,507
Notes 2022 [Member] | Minimum [Member]
Ownership Limitation	4.99%
Notes 2022 [Member] | Maximum [Member]
Ownership Limitation	9.99%
Senior Secured Convertible Notes [Member] | Board Member and Executive Officer [Member]
Proceeds from Convertible Debt			80,000
Series 1 Convertible Notes [Member]
Debt Instrument, Face Amount						$ 550,000
Debt Instrument, Interest Rate, Stated Percentage	10.00%					10.00%
Debt Instrument, Convertible, Conversion Price | $ / shares						$ 54.00
Series 1 Convertible Notes [Member] | Maximum [Member]
Debt Instrument, Convertible, Conversion Price | $ / shares						$ 64.00
Series 2 Convertible Notes [Member]
Debt Instrument, Face Amount					$ 1,050,000
Debt Instrument, Convertible, Conversion Price | $ / shares					$ 50.00
Convertible Debt, Total	$ 600,000
Interest Payable	$ 100,000
Debt Instrument, Failure to Complete Uplist Transaction Fee, Percentage of Outstanding Principal	125.00%
Senior Secured Convertible Promissory Notes [Member]
Long-Term Debt, Total			$ 1,740,344